BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS Comparative information - (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Changes in presentation
Interest received on time deposits, classified as investing activities	₺ 196,114	₺ 82,426	[1]	₺ 50,076	[1]
Interest received on credit sales, classified as investing activities	₺ 125,574	67,212	[1]	44,113	[1]
Previously presented
Changes in presentation
Interest received on time deposits, classified as financing activities		82,426		50,076
Interest received on credit sales, classified as financing activities		₺ 67,212		₺ 44,113

[1]	Classification of certain figures is corrected compared to the published financial statements as of 31 December 2021 and 31 December 2020. For further information, refer to note 2.5